Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	DUPONT DE NEMOURS, INC.
Amendment Flag	false
Entity Central Index Key	0001666700
EBP 610255
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	DUPONT DE NEMOURS, INC.
Amendment Flag	false
Entity Central Index Key	0001666700